Balance Sheet (Parenthetical) (USD $)	Jul. 31, 2012
Balance Sheet [Abstract]
Shares subject to possible redemption	3,431,943
Preferred stock, par Value
Preferred stock, shares authorized	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Ordinary stock, par value
Ordinary stock, shares authorized	Unlimited
Ordinary stock, shares issued	1,901,390
Ordinary Shares outstanding	1,901,390